UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  May 31, 2009

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Zacks Multi-Cap Opportunities Fund
Zacks Market Neutral Fund

SEMI-ANNUAL REPORT
May 31, 2009

Zacks Multi-Cap Opportunities Fund
Zacks Market Neutral Fund
Each a series of the Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	21
Statements of Operations	22
Statements of Changes in Net Assets	23
Financial Highlights	25
Notes to Financial Statements	29
Fund Expenses	36

This report and the financial statements contained herein are provided for the general information of the shareholders of the Zack Multi-Cap Opportunities Fund and the Zacks Market Neutral Fund.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

This page is intentionally left blank.

Zacks Multi-Cap Opportunities Fund
SCHEDULE OF INVESTMENTS – As of May 31, 2009
(Unaudited)

Sector Representation as of 5/31/09 (% of net assets)
Sector Breakdown	% of Net Assts
Information Technology	15.9%
Healthcare	14.4%
Consumer Discretionary	11.0%
Consumer Staples	9.3%
Energy	9.3%
Industrial	7.3%
Materials	4.4%
Utilities	3.7%
Financials	3.6%
Telecommunication Services	3.5%
Exchange-Traded Funds	10.4%
Short-Term Investments	7.2%
Total Investments	100.0%
Other Assets Less Liabilities	0.0%
Net Assets	100.0%

Number of Shares		Value

	COMMON STOCKS - 82.4%
	CONSUMER DISCRETIONARY - 11.0%
3,430	Apollo Group, Inc. - Class A*	$202,713
6,004	Best Buy Co., Inc.	210,740
3,808	Darden Restaurants, Inc.	137,735
3,265	Dollar Tree, Inc.*	146,174
9,004	Gap, Inc.	160,721
13,085	Hasbro, Inc.	332,490
1,848	ITT Educational Services, Inc.*	169,628
8,597	McDonald's Corp.	507,137
3,040	priceline.com, Inc.*	334,735
7,706	Ross Stores, Inc.	301,767
7,862	Snap-On, Inc.	244,901
10,340	TJX Cos., Inc.	305,134
9,755	Walt Disney Co.	236,266
		3,290,141
	CONSUMER STAPLES - 9.3%
6,187	Church & Dwight Co., Inc.	311,021
8,174	Colgate-Palmolive Co.	539,075
6,281	General Mills, Inc.	321,462
20,681	Hain Celestial Group, Inc.*	355,093
15,569	Kroger Co.	354,973
7,528	NBTY, Inc.*	185,866
6,704	PepsiCo, Inc.	348,943
7,127	Wal-Mart Stores, Inc.	354,497
		2,770,930

Zacks Multi-Cap Opportunities Fund
SCHEDULE OF INVESTMENTS – As of May 31, 2009
(Unaudited)

Number of Shares	Value

	ENERGY - 9.3%
6,437	Apache Corp.	$542,381
6,336	BP PLC - ADR	313,632
9,867	Chevron Corp.	657,833
5,278	Diamond Offshore Drilling, Inc.	444,830
5,657	Exxon Mobil Corp.	392,313
5,011	Marathon Oil Corp.	159,751
2,951	National Oilwell Varco, Inc.*	113,968
3,006	Schlumberger Ltd.	172,033
		2,796,741
	FINANCIALS - 3.6%
4,660	Allied World Assurance Co. Holdings Ltd.	175,915
16,115	Charles Schwab Corp.	283,624
2,160	PNC Financial Services Group, Inc.	98,388
7,083	Rayonier, Inc. - REIT	283,320
11,292	W.R. Berkley Corp.	244,923
		1,086,170
	HEALTH CARE - 14.4%
4,009	AmerisourceBergen Corp.	148,734
9,555	Baxter International, Inc.	489,120
3,485	Becton Dickinson and Co.	235,865
21,472	Bristol-Myers Squibb Co.	427,722
5,334	Cephalon, Inc.*	311,026
4,376	Genzyme Corp.*	258,797
11,771	Humana, Inc.*	368,785
8,176	Johnson & Johnson	450,988
7,071	Medco Health Solutions, Inc.*	324,488
2,004	Mettler-Toledo International, Inc.*	142,665
6,125	Perrigo Co.	164,518
12,562	St. Jude Medical, Inc.*	490,169
10,869	Teva Pharmaceutical Industries Ltd. - ADR	503,887
		4,316,764
	INDUSTRIALS - 7.3%
1,269	Ameron International Corp.	70,366
52,978	Delta Air Lines, Inc.*	307,802
7,316	Emerson Electric Co.	234,771
2,695	Goodrich Corp.	130,815
5,434	Middleby Corp.*	244,041
6,437	Norfolk Southern Corp.	239,456
8,597	Raytheon Co.	383,856
3,697	Triumph Group, Inc.	145,699
6,426	Tyco International Ltd.	177,422
4,967	URS Corp.*	238,813
		2,173,041

Zacks Multi-Cap Opportunities Fund
SCHEDULE OF INVESTMENTS – As of May 31, 2009
(Unaudited)

Number of Shares	Value

	INFORMATION TECHNOLOGY - 15.9%
9,020	Altera Corp.	$153,520
3,274	CACI International, Inc. - Class A*	125,623
13,141	Corning, Inc.	193,173
14,778	eBay, Inc.*	260,388
28,221	EMC Corp.*	331,597
4,532	Global Payments, Inc.	162,971
510	Google, Inc. - Class A*	212,787
8,931	Hewlett-Packard Co.	306,780
9,076	Intel Corp.	142,675
4,432	International Business Machines Corp.	471,033
24,111	Jabil Circuit, Inc.	188,789
8,653	McAfee, Inc.*	339,457
6,169	MEMC Electronic Materials, Inc.*	119,000
13,564	Microsoft Corp.	283,352
3,897	Monolithic Power Systems, Inc.*	80,707
24,534	Oracle Corp.	480,621
6,604	QUALCOMM, Inc.	287,868
3,029	Research In Motion Ltd.*	238,201
10,357	Tessera Technologies, Inc.*	243,700
7,227	Xilinx, Inc.	149,888
		4,772,130
	MATERIALS - 4.4%
5,134	Albemarle Corp.	144,882
3,808	Ashland, Inc.	102,054
12,874	Barrick Gold Corp.	490,242
8,709	Commercial Metals Co.	147,792
5,402	Owens-Illinois, Inc.*	154,659
7,873	Scotts Miracle-Gro Co. - Class A	270,044
		1,309,673
	TELECOMMUNICATION SERVICES - 3.5%
12,350	AT&T, Inc.	306,157
11,716	Syniverse Holdings, Inc.*	175,154
18,888	Verizon Communications, Inc.	552,663
		1,033,974
	UTILITIES - 3.7%
6,916	California Water Service Group	240,815
16,092	DPL, Inc.	350,162
10,134	Integrys Energy Group, Inc.	274,530
6,748	Progress Energy, Inc.	239,622
		1,105,129

Zacks Multi-Cap Opportunities Fund
SCHEDULE OF INVESTMENTS – As of May 31, 2009
(Unaudited)

Number of Shares	Value

	TOTAL COMMON STOCKS (Cost $24,890,227)	$24,654,693

	EXCHANGE-TRADED FUNDS - 10.4%
59,649	Financial Select Sector SPDR Fund	736,665
14,088	iShares Russell 2000 Index Fund	708,204
13,642	SPDR KBW Bank ETF	257,288
6,604	SPDR KBW Regional Banking ETF	134,061
7,740	SPDR Trust Series 1	715,254
20,894	Utilities Select Sector SPDR Fund	559,959

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,934,465)	3,111,431

Principal Amount		Value
	SHORT-TERM INVESTMENTS - 7.2%
$2,147,737	UMB Money Market Fiduciary, 0.05%‡	2,147,737

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,147,737)	2,147,737

	TOTAL INVESTMENTS - 100.0% (Cost $29,972,429)	29,913,861
	Other assets less liabilities - 0.0%	11,930
	TOTAL NET ASSETS - 100.0%	$29,925,791

ADR - American Depository Receipt
REIT - Real Estate Investment Trusts

* Non-income producing security
‡The rate is the annualized seven-day yield at period end.
See Notes to Financial Statements.

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of May 31, 2009
(Unaudited)

Sector Representation as of 5/31/09 (% of net assets)
Sector Breakdown	% of Net Assts
Industrial	14.7%
Consumer Discretionary	14.5%
Information Technology	13.5%
Healthcare	11.1%
Consumer Staples	8.2%
Utilities	2.4%
Materials	2.3%
Energy	2.1%
Telecommunication Services	1.8%
Financials	1.5%
Exchange-Traded Funds	0.8%
Short-Term Investments	15.9%
Total Investments	88.8%
Other Assets Less Liabilities	11.2%
Net Assets	100.0%

Number of Shares		Value

	COMMON STOCKS - 72.1%
	CONSUMER DISCRETIONARY - 14.5%
6,151	Abercrombie & Fitch Co. - Class A	$185,207
23,925	Ameristar Casinos, Inc.	480,175
11,795	AnnTaylor Stores Corp.*	86,339
25,095	Apollo Group, Inc. - Class A* +	1,483,114
5,998	Barnes & Noble, Inc.	148,211
31,845	Best Buy Co., Inc.+	1,117,759
56,001	Big Lots, Inc.*	1,288,583
1,613	Blyth, Inc.	53,568
12,835	Cabela's, Inc.*	170,577
3,354	Citi Trends, Inc.*	86,466
7,353	Columbia Sportswear Co.	233,164
8,918	Corinthian Colleges, Inc.*	137,159
19,677	CTC Media, Inc.*	194,999
52,250	Darden Restaurants, Inc.+	1,889,882
4,012	Deckers Outdoor Corp.*	232,536
22,655	Dillard's, Inc. - Class A	214,090
26,525	Dollar Tree, Inc.* +	1,187,524
12,375	Finish Line - Class A	85,511
13,533	Foot Locker, Inc.	150,352
7,000	Fossil, Inc.*	156,660
11,539	Fred's, Inc. - Class A	148,045

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of May 31, 2009
(Unaudited)

Number of Shares	Value

	CONSUMER DISCRETIONARY (continued)
5,061	GameStop Corp. - Class A*	$126,272
7,475	Garmin Ltd.	156,078
39,293	Genuine Parts Co.+	1,315,530
97,739	Grupo Televisa SA - ADR+	1,737,799
10,026	Harte-Hanks, Inc.	84,519
4,976	Hasbro, Inc.	126,440
12,293	HOT Topic, Inc.*	88,633
24,614	Interpublic Group of Cos., Inc.*	128,977
42,595	Jack in the Box, Inc.* +	1,120,248
5,913	Jakks Pacific, Inc.*	75,391
8,766	Jo-Ann Stores, Inc.*	189,433
32,455	Jones Apparel Group, Inc.	295,341
3,851	JOS A Bank Clothiers, Inc.*	145,760
5,461	M/I Homes, Inc.	63,129
9,289	Mattel, Inc.	145,001
960	National Presto Industries, Inc.	78,221
41,800	O'Reilly Automotive, Inc.*	1,506,890
4,463	Omnicom Group, Inc.	136,122
22,275	Penn National Gaming, Inc.*	736,634
4,396	Polo Ralph Lauren Corp.	236,593
13,475	priceline.com, Inc.* +	1,483,732
30,791	Ross Stores, Inc.+	1,205,776
2,589	Sears Holdings Corp.*	147,185
8,629	Shutterfly, Inc.*	123,222
22,783	Snap-On, Inc.+	709,690
7,374	Spartan Motors, Inc.	69,611
14,115	Stage Stores, Inc.	171,215
6,126	Steven Madden Ltd.*	166,750
4,611	Systemax, Inc.*	56,577
15,869	Timberland Co. - Class A*	228,196
39,624	TJX Cos., Inc.+	1,169,304
10,589	Under Armour, Inc. - Class A*	259,854
4,910	Vail Resorts, Inc.*	134,976
6,325	WABCO Holdings, Inc.	107,399
11,697	Williams-Sonoma, Inc.	151,359
		24,407,778

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of May 31, 2009
(Unaudited)

Number of Shares	Value

	CONSUMER STAPLES - 8.2%
47,300	Alberto-Culver Co.+	$1,099,252
78,925	Coca-Cola Enterprises, Inc.	1,314,891
36,052	Colgate-Palmolive Co.+	2,377,629
6,817	Diamond Foods, Inc.	201,033
7,945	Elizabeth Arden, Inc.*	56,012
81,950	Hain Celestial Group, Inc.* +	1,407,082
6,054	JM Smucker Co.	243,734
55,143	Kraft Foods, Inc. - Class A+	1,439,784
5,276	Lancaster Colony Corp.	243,065
33,102	PepsiCo, Inc.+	1,722,959
30,525	Ralcorp Holdings, Inc.*	1,748,167
5,815	Reynolds American, Inc.	232,426
7,713	Universal Corp.	285,612
28,525	Wal-Mart Stores, Inc.+	1,418,833
		13,790,479
	ENERGY - 2.1%
9,401	Alpha Natural Resources, Inc.*	258,997
16,742	Basic Energy Services, Inc.*	169,429
22,451	Cal Dive International, Inc.*	226,531
6,805	Cameron International Corp.*	212,520
5,118	CARBO Ceramics, Inc.	193,563
2,467	Dawson Geophysical Co.*	66,264
5,729	ENSCO International, Inc.	222,801
6,577	Gulfmark Offshore, Inc.*	200,598
9,580	Matrix Service Co.*	108,446
5,851	National Oilwell Varco, Inc.*	225,966
3,012	Noble Energy, Inc.	179,154
3,590	NuStar Energy L.P.	193,968
4,118	Oceaneering International, Inc.*	211,748
13,228	Patterson-UTI Energy, Inc.	189,689
6,826	Peabody Energy Corp.	231,947
18,382	Pioneer Drilling Co.*	115,071
7,913	Pride International, Inc.*	191,653
3,324	T-3 Energy Services, Inc.*	48,264
8,058	Willbros Group, Inc.*	123,046
4,857	World Fuel Services Corp.	206,131
		3,575,786
	FINANCIALS - 1.5%
24,475	Aflac, Inc.	868,862
62,150	Charles Schwab Corp.+	1,093,840
40,920	FelCor Lodging Trust, Inc. - REIT	127,670
14,850	Signature Bank*	401,693
		2,492,065

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of May 31, 2009
(Unaudited)

Number of Shares	Value

	HEALTH CARE - 11.1%
3,985	Amedisys, Inc.*	$121,224
4,488	AMERIGROUP Corp.*	129,524
52,501	AmerisourceBergen Corp.+	1,947,787
5,498	Auxilium Pharmaceuticals, Inc.*	128,818
15,189	Becton Dickinson and Co.+	1,027,991
18,903	Bio-Rad Laboratories, Inc. - Class A* +	1,407,139
99,000	Bristol-Myers Squibb Co.+	1,972,080
6,659	Centene Corp.*	121,061
7,324	Endo Pharmaceuticals Holdings, Inc.*	116,671
12,943	eResearchTechnology, Inc.*	77,528
6,104	Forest Laboratories, Inc.*	144,604
51,511	Humana, Inc.* +	1,613,840
3,820	ICU Medical, Inc.*	138,131
39,050	Johnson & Johnson+	2,153,998
9,846	Kindred Healthcare, Inc.*	129,278
16,183	King Pharmaceuticals, Inc.*	153,091
5,443	LHC Group, Inc.*	125,570
32,524	Medco Health Solutions, Inc.* +	1,492,526
6,948	Molina Healthcare, Inc.*	166,335
81,146	Mylan, Inc.* +	1,071,939
8,285	Natus Medical, Inc.*	84,673
5,756	Par Pharmaceutical Cos., Inc.*	76,843
13,440	PerkinElmer, Inc.	218,669
47,300	Psychiatric Solutions, Inc.* +	872,685
15,684	Quest Diagnostics, Inc.	819,018
6,542	Quidel Corp.*	83,280
3,393	Stryker Corp.	130,427
3,554	SurModics, Inc.*	70,262
37,317	Teva Pharmaceutical Industries Ltd. - ADR+	1,730,016
9,679	WellCare Health Plans, Inc.*	183,901
4,525	Zoll Medical Corp.*	75,975
		18,584,884

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of May 31, 2009
(Unaudited)

Number of Shares	Value

	INDUSTRIALS - 14.7%
9,150	Administaff, Inc.	$196,725
12,350	Aegean Marine Petroleum Network, Inc.	196,983
8,659	AGCO Corp.*	249,899
8,609	Alexander & Baldwin, Inc.	213,073
4,295	Allegiant Travel Co.*	173,260
20,637	AMETEK, Inc.+	649,034
19,250	Armstrong World Industries, Inc.*	344,190
3,631	ATC Technology Corp.*	52,940
4,241	Axsys Technologies, Inc.*	208,148
21,793	Brink's Co.+	579,476
4,807	Cascade Corp.	138,778
9,181	Ceradyne, Inc.*	207,491
4,487	Clean Harbors, Inc.*	244,631
12,482	Comfort Systems USA, Inc.	116,457
3,409	Crane Co.	80,384
24,599	Cubic Corp.+	938,452
44,164	Cummins, Inc.+	1,432,239
3,836	Curtiss-Wright Corp.	112,318
1,282	Danaher Corp.	77,369
173,272	Delta Air Lines, Inc.* +	1,006,710
46,393	Deluxe Corp.+	655,997
8,537	Dycom Industries, Inc.*	99,798
4,878	Eaton Corp.	212,193
6,644	EMCOR Group, Inc.*	149,291
30,543	Emerson Electric Co.+	980,125
5,174	Encore Wire Corp.	109,844
5,227	EnerNOC, Inc.*	124,507
6,585	Expeditors International of Washington, Inc.	216,054
3,998	Exponent, Inc.*	105,027
3,361	Flowserve Corp.	247,269
15,943	Gibraltar Industries, Inc.	123,080
13,868	Goodrich Corp.+	673,153
24,333	GrafTech International Ltd.*	247,467
3,316	Granite Construction, Inc.	121,200
25,811	GT Solar International, Inc.*	165,707
2,824	Harsco Corp.	82,065
4,954	Heidrick & Struggles International, Inc.	90,906
10,208	HUB Group, Inc. - Class A*	201,710
13,125	KBR, Inc.	241,763

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of May 31, 2009
(Unaudited)

Number of Shares	Value

	INDUSTRIALS (continued)
12,096	KHD Humboldt Wedag International Ltd.*	$99,429
1,559	L-3 Communications Holdings, Inc.	114,602
6,319	Landstar System, Inc.	240,122
5,985	Layne Christensen Co.*	127,959
5,490	Manpower, Inc.	233,380
8,386	Mobile Mini, Inc.*	105,747
28,738	MPS Group, Inc.*	218,121
17,106	Navigant Consulting, Inc.*	203,732
35,991	Orbital Sciences Corp.*	529,788
8,076	Perini Corp.*	166,769
8,701	Pike Electric Corp.*	95,189
3,018	Powell Industries, Inc.*	118,577
1,678	Precision Castparts Corp.	138,552
63,635	RR Donnelley & Sons Co.+	857,800
4,324	School Specialty, Inc.*	82,242
2,102	SPX Corp.	96,503
50,325	SYKES Enterprises, Inc.* +	820,297
7,276	Tennant Co.	132,933
26,125	Thomas & Betts Corp.*	801,515
7,691	Titan Machinery, Inc.*	96,599
2,952	Triumph Group, Inc.	116,338
61,582	Tyco International Ltd.+	1,700,279
41,250	Union Pacific Corp.+	2,032,387
34,814	United Technologies Corp.+	1,831,565
27,225	URS Corp.*	1,308,978
5,797	Wabtec Corp.	206,837
3,058	Watsco, Inc.	150,545
		24,692,498
	INFORMATION TECHNOLOGY - 13.5%
38,500	Altera Corp.+	655,270
39,248	Analog Devices, Inc.	958,044
103,400	Applied Materials, Inc.+	1,164,284
18,459	Arris Group, Inc.*	223,723
10,690	AsiaInfo Holdings, Inc.*	224,062
12,367	Avocent Corp.*	173,138
15,021	Benchmark Electronics, Inc.*	183,256
9,528	Checkpoint Systems, Inc.*	133,773
7,615	Cognizant Technology Solutions Corp. - Class A*	191,822
23,864	Convergys Corp.*	220,742
23,333	Cypress Semiconductor Corp.*	200,664
6,828	Electronic Arts, Inc.*	156,976

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of May 31, 2009
(Unaudited)

Number of Shares	Value

	INFORMATION TECHNOLOGY (continued)
142,316	EMC Corp.* +	$1,672,213
6,561	F5 Networks, Inc.*	208,377
5,385	FLIR Systems, Inc.*	120,947
19,977	Global Payments, Inc.+	718,373
25,436	Harmonic, Inc.*	147,020
1	Harris Stratex Networks, Inc. - Class A*	3
22,453	Hewitt Associates, Inc. - Class A* +	651,137
36,652	Hewlett-Packard Co.+	1,258,996
195,973	Jabil Circuit, Inc.+	1,534,469
5,461	Manhattan Associates, Inc.*	96,059
9,875	Monolithic Power Systems, Inc.*	204,511
19,379	NCR Corp.*	208,130
11,160	Netgear, Inc.*	156,575
73,370	Oracle Corp.+	1,437,318
5,084	OSI Systems, Inc.*	93,546
13,197	Perot Systems Corp. - Class A*	180,271
10,574	Polycom, Inc.*	183,036
29,903	QUALCOMM, Inc.	1,303,472
12,653	Quest Software, Inc.*	163,477
10,725	Research In Motion Ltd.*	843,414
3,787	Rogers Corp.*	64,606
51,150	SAIC, Inc.* +	893,590
33,460	Sapient Corp.*	177,673
7,893	Scansource, Inc.*	195,273
20,710	Skyworks Solutions, Inc.*	197,366
11,020	Smith Micro Software, Inc.*	107,555
3,463	Sohu.com, Inc.*	218,654
5,700	Standard Microsystems Corp.*	105,108
27,571	Starent Networks Corp.* +	582,575
46,750	Symantec Corp.*	728,832
5,497	Synaptics, Inc.*	193,055
8,847	SYNNEX Corp.*	228,960
5,752	Tech Data Corp.*	184,179
10,971	Teradata Corp.*	236,974
34,179	Teradyne, Inc.*	244,380
18,059	Valueclick, Inc.*	199,552
12,982	VASCO Data Security International, Inc.*	96,197
8,034	Western Digital Corp.*	199,645
11,608	Wright Express Corp.*	288,691
70,662	Xilinx, Inc.+	1,465,530
8,637	Zebra Technologies Corp. - Class A*	188,546
19,751	Zoran Corp.*	218,841
		22,682,880

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of May 31, 2009
(Unaudited)

Number of Shares	Value

	MATERIALS - 2.3%
6,184	Allegheny Technologies, Inc.	$218,975
8,145	AM Castle & Co.	85,523
27,775	Ashland, Inc.	744,370
5,844	Brush Engineered Materials, Inc.*	89,705
65,379	Crown Holdings, Inc.* +	1,536,407
14,869	Dow Chemical Co.	262,884
13,528	Horsehead Holding Corp.*	97,131
5,225	Minerals Technologies, Inc.	204,402
4,780	Olympic Steel, Inc.	88,239
6,825	OM Group, Inc.*	180,863
5,563	Reliance Steel & Aluminum Co.	211,338
6,798	Schulman A, Inc.	101,494
		3,821,331
	TELECOMMUNICATION SERVICES - 1.8%
68,186	AT&T, Inc.+	1,690,331
13,802	Neutral Tandem, Inc.*	400,258
8,671	USA Mobility, Inc.	96,942
47,080	Vodafone Group PLC - ADR+	886,045
		3,073,576
	UTILITIES - 2.4%
14,817	Atmos Energy Corp.	355,608
8,048	CH Energy Group, Inc.	333,750
22,873	Hawaiian Electric Industries, Inc.	394,559
10,793	National Fuel Gas Co.	361,889
14,441	OGE Energy Corp.	372,867
12,453	Public Service Enterprise Group, Inc.	396,877
7,841	Sempra Energy	358,177
50,438	Southern Co.+	1,432,944
		4,006,671

	TOTAL COMMON STOCKS (Cost $111,846,398)	121,127,948

	EXCHANGE-TRADED FUNDS - 0.8%
115,720	Financial Select Sector SPDR Fund+	1,429,142

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,179,135)	1,429,142

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of May 31, 2009
(Unaudited)

Principal Amount	Value

	SHORT-TERM INVESTMENTS - 15.9%
$26,703,489	UMB Money Market Fiduciary, 0.05%‡	$26,703,489

	TOTAL SHORT-TERM INVESTMENTS (Cost $26,703,489)	26,703,489

	TOTAL INVESTMENTS - 88.8% (Cost $139,729,022)	149,260,579
	Other assets less liabilities - 11.2%	18,793,431
	NET ASSETS - 100.0%	$168,054,010

Number of Shares		Value

SECURITIES SOLD SHORT

	COMMON STOCKS
	CONSUMER DISCRETIONARY
105,050	99 Cents Only Stores*	984,318
6,591	America's Car-Mart, Inc.*	107,763
19,620	American Greetings Corp. - Class A	134,397
23,148	Bebe Stores, Inc.	186,573
34,626	Bed Bath & Beyond, Inc.*	973,337
11,848	BJ's Restaurants, Inc.*	169,900
46,889	BorgWarner, Inc.	1,512,170
30,191	Brown Shoe Co., Inc.	245,151
12,322	California Pizza Kitchen, Inc.*	171,892
26,666	Callaway Golf Co.	189,862
53,075	Carmax, Inc.*	594,971
51,720	Carnival Corp.	1,315,757
18,700	CEC Entertainment, Inc.*	600,831
8,312	Charlotte Russe Holding, Inc.*	84,367
28,129	Chico's FAS, Inc.*	274,539
30,957	Dick's Sporting Goods, Inc.*	551,035
10,576	DreamWorks Animation SKG, Inc. - Class A*	294,647
32,450	Fortune Brands, Inc.	1,136,075
15,400	Home Depot, Inc.	356,664
33,929	Honda Motor Co., Ltd. - ADR	984,959
10,955	Interactive Data Corp.	256,895
5,344	Johnson Controls, Inc.	106,506
64,097	K-Swiss, Inc. - Class A	560,849
11,223	K12, Inc.*	196,402

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of May 31, 2009
(Unaudited)

Number of Shares	Value

	CONSUMER DISCRETIONARY (continued)
6,253	LKQ Corp.*	$95,608
9,610	Lowe's Cos., Inc.	182,686
39,050	Marriott International, Inc. - Class A	912,208
6,046	NIKE, Inc. - Class B	344,924
6,653	PetMed Express, Inc.*	97,267
36,548	Pulte Homes, Inc.	321,622
18,222	Skechers U.S.A., Inc. - Class A*	173,109
74,525	Staples, Inc.	1,524,036
36,900	Urban Outfitters, Inc.*	753,498
22,275	VF Corp.	1,265,665
52,150	Walt Disney Co.	1,263,073
37,313	Wendy's/Arby's Group, Inc. - Class A	156,715
11,826	Winnebago Industries	90,705
9,416	World Wrestling Entertainment, Inc. - Class A	117,512
36,300	Yum! Brands, Inc.	1,257,069
		20,545,557
	CONSUMER STAPLES
6,761	Boston Beer Co., Inc. - Class A*	192,824
48,375	Campbell Soup Co.	1,340,955
19,250	Clorox Co.	1,009,470
15,871	Corn Products International, Inc.	419,153
50,875	Costco Wholesale Corp.	2,468,455
26,675	Estee Lauder Cos., Inc. - Class A	882,409
19,217	Fresh Del Monte Produce, Inc.*	340,910
26,582	Hershey Co.	936,218
14,575	Hormel Foods Corp.	506,335
34,341	Kimberly-Clark Corp.	1,781,954
10,808	Lorillard, Inc.	738,511
11,308	McCormick & Co., Inc.	345,120
8,910	Molson Coors Brewing Co. - Class B	391,951
73,893	Ruddick Corp.	1,859,148
8,279	Sanderson Farms, Inc.	361,047
104,225	Sara Lee Corp.	936,983
55,550	Sysco Corp.	1,330,978
17,050	WD-40 Co.	442,959
5,514	Weis Markets, Inc.	192,604
35,750	Whole Foods Market, Inc.	674,602
		17,152,586

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of May 31, 2009
(Unaudited)

Number of Shares	Value

	ENERGY
2,589	Apache Corp.	$218,149
6,229	Arena Resources, Inc.*	223,123
8,087	Atwood Oceanics, Inc.*	213,982
2,697	Chevron Corp.	179,809
6,776	Cimarex Energy Co.	221,033
4,919	Contango Oil & Gas Co.*	245,311
7,815	Continental Resources, Inc.*	231,402
17,753	Delek U.S. Holdings, Inc.	181,968
3,465	Devon Energy Corp.	219,127
8,347	Goodrich Petroleum Corp.*	223,032
3,210	Hess Corp.	213,754
8,121	Holly Corp.	196,447
10,788	Overseas Shipholding Group, Inc.	364,850
5,862	Petroleum Development Corp.*	106,161
12,427	Rosetta Resources, Inc.*	108,488
6,587	Sunoco, Inc.	200,442
31,969	Tetra Technologies, Inc.*	278,130
6,345	Unit Corp.*	212,621
8,508	Valero Energy Corp.	190,324
		4,028,153
	FINANCIALS
44,825	Commerce Bancshares, Inc.	1,410,643
113,850	Discover Financial Services	1,088,406
18,425	Eaton Vance Corp.	499,318
4,980	Leucadia National Corp.*	103,982
21,876	Odyssey Re Holdings Corp.	879,634
4,858	Rayonier, Inc. - REIT	194,320
		4,176,303
	HEALTH CARE
3,235	Abaxis, Inc.*	56,580
7,875	Accuray, Inc.*	48,510
8,200	Allos Therapeutics, Inc.*	59,696
2,233	AMAG Pharmaceuticals, Inc.*	117,456
3,346	athenahealth, Inc.*	100,982
2,009	Bio-Reference Labs, Inc.*	54,665
11,598	Boston Scientific Corp.*	109,021
22,550	C.R. Bard, Inc.	1,612,100

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of May 31, 2009
(Unaudited)

Number of Shares	Value

	HEALTH CARE (continued)
50,050	Cardinal Health, Inc.	$1,789,288
11,598	Cepheid, Inc.*	117,140
1,452	Computer Programs & Systems, Inc.	49,658
3,877	Conmed Corp.*	61,063
2,588	Covance, Inc.*	108,748
6,684	Cypress Bioscience, Inc.*	50,798
39,600	DaVita, Inc.*	1,786,356
59,767	DENTSPLY International, Inc.	1,748,782
3,517	Genoptix, Inc.*	102,274
10,450	Gilead Sciences, Inc.*	450,395
6,897	Health Net, Inc.*	103,317
48,540	Healthways, Inc.*	581,024
73,700	Hologic, Inc.*	933,779
2,411	Idexx Laboratories, Inc.*	100,900
3,158	Landauer, Inc.	181,996
73,635	Lincare Holdings, Inc.*	1,603,770
6,076	Luminex Corp.*	96,305
33,940	Magellan Health Services, Inc.*	1,013,448
26,622	Merck & Co., Inc.	734,235
5,303	Meridian Bioscience, Inc.	101,340
1,674	MWI Veterinary Supply, Inc.*	48,931
63,812	Novartis AG - ADR	2,553,756
5,411	Omnicell, Inc.*	49,727
2,832	Owens & Minor, Inc.	99,290
78,925	Pharmaceutical Product Development, Inc.	1,580,868
15,747	Phase Forward, Inc.*	220,458
2,520	ResMed, Inc.*	93,416
7,286	Rigel Pharmaceuticals, Inc.*	60,765
1,769	Techne Corp.	106,618
1,623	United Therapeutics Corp.*	130,084
6,238	Wright Medical Group, Inc.*	97,313
		18,914,852

	Industrials
1,743	3M Co.	99,525
9,132	AAR Corp.*	134,240
6,410	Aecom Technology Corp.*	204,543
2,157	Amerco, Inc.*	79,485
7,427	Applied Industrial Technologies, Inc.	154,259
3,012	Applied Signal Technology, Inc.	63,041

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of May 31, 2009
(Unaudited)

Number of Shares	Value

	INDUSTRIALS (continued)
3,318	Argon ST, Inc.*	$68,749
9,867	Arkansas Best Corp.	277,361
5,848	Astec Industries, Inc.*	179,066
16,923	Boeing Co.	758,997
11,102	Briggs & Stratton Corp.	168,750
25,025	C.H. Robinson Worldwide, Inc.	1,271,770
27,077	Carlisle Cos., Inc.	619,251
40,343	Caterpillar, Inc.	1,430,563
52,585	Cintas Corp.	1,224,705
6,457	Copart, Inc.*	198,165
15,413	Corporate Executive Board Co.	268,032
39,377	Empresa Brasileira de Aeronautica SA - ADR	755,251
4,971	Esterline Technologies Corp.*	135,907
46,521	Fastenal Co.	1,545,428
4,033	Fluor Corp.	189,470
7,427	FreightCar America, Inc.	124,254
5,973	Griffon Corp.*	57,878
72,807	Heartland Express, Inc.	1,143,070
29,471	Illinois Tool Works, Inc.	951,619
46,917	Kaydon Corp.	1,613,945
12,007	Kelly Services, Inc. - Class A	127,995
20,075	Monster Worldwide, Inc.*	234,476
2,732	Northrop Grumman Corp.	130,098
52,210	PACCAR, Inc.	1,558,469
6,402	Pall Corp.	164,403
29,884	Parker Hannifin Corp.	1,262,898
6,132	Pentair, Inc.	153,484
39,545	Pitney Bowes, Inc.	904,790
9,374	Quanex Building Products Corp.	103,489
2,352	Raven Industries, Inc.	64,586
23,011	Regal-Beloit Corp.	909,165
9,121	Robbins & Myers, Inc.	174,576
5,042	Rollins, Inc.	84,252
3,957	Simpson Manufacturing Co., Inc.	82,464
10,641	Spirit Aerosystems Holdings, Inc. - Class A*	146,314
7,147	Tetra Tech, Inc.*	183,463
21,679	Trinity Industries, Inc.	330,388
26,125	United Parcel Service, Inc. - Class B	1,336,032
5,477	Universal Forest Products, Inc.	166,829
17,572	Werner Enterprises, Inc.	316,120
		22,151,615

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of May 31, 2009
(Unaudited)

Number of Shares	Value

	INFORMATION TECHNOLOGY
24,038	Applied Micro Circuits Corp.*	$187,977
15,724	ArcSight, Inc.*	253,314
11,959	AVX Corp.	110,980
10,856	Brooks Automation, Inc.*	42,447
2,906	Cabot Microelectronics Corp.*	81,223
65,175	Cisco Systems, Inc.*	1,205,737
9,610	Coherent, Inc.*	187,587
33,747	Compuware Corp.*	257,490
10,469	comScore, Inc.*	116,729
3,432	Concur Technologies, Inc.*	101,244
105,582	Dell, Inc.*	1,222,640
4,412	DG FastChannel, Inc.*	87,313
16,830	DST Systems, Inc.*	644,589
7,739	DTS, Inc.*	204,851
5,124	EchoStar Corp. - Class A*	82,138
48,603	Formfactor, Inc.*	882,144
30,250	Harris Corp.	940,170
14,774	Heartland Payment Systems, Inc.	113,021
12,562	IAC/InterActiveCorp*	203,002
12,091	Imation Corp.	116,799
40,533	Infosys Technologies Ltd. - ADR	1,401,631
7,591	Integral Systems, Inc.*	57,692
9,294	InterDigital, Inc.*	238,112
80,320	Jack Henry & Associates, Inc.	1,475,478
44,550	Kla-Tencor Corp.	1,202,850
8,974	Lam Research Corp.*	235,029
67,375	Linear Technology Corp.	1,577,249
94,850	Logitech International SA*	1,330,746
1,510	Mastercard, Inc. - Class A	266,258
17,686	Maxim Integrated Products, Inc.	287,044
6,327	MAXIMUS, Inc.	252,447
99,391	Molex, Inc.	1,518,694
5,947	MTS Systems Corp.	131,904
6,604	National Instruments Corp.	140,071
15,272	National Semiconductor Corp.	211,975
9,623	NetSuite, Inc.*	111,242
21,987	Nvidia Corp.*	229,324
20,102	Omnivision Technologies, Inc.*	228,962
9,113	Park Electrochemical Corp.	175,790
19,369	Plantronics, Inc.	345,543
64,059	QLogic Corp.*	874,405
33,846	SAP AG - ADR	1,467,224
15,847	SRA International, Inc. - Class A*	281,126
11,275	Synopsys, Inc.*	219,637

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of May 31, 2009
(Unaudited)

Number of Shares	Value

	INFORMATION TECHNOLOGY (continued)
22,883	Take-Two Interactive Software, Inc.	$198,167
18,246	TeleCommunication Systems, Inc. - Class A*	136,298
48,558	Tellabs, Inc.*	269,497
71,324	Texas Instruments, Inc.	1,383,686
14,440	Tyco Electronics Ltd.	250,823
16,046	Tyler Technologies, Inc.*	269,573
9,298	Ultratech, Inc.*	116,783
10,650	Viasat, Inc.*	267,102
4,246	Visa, Inc. - Class A	287,497
		24,481,254
	MATERIALS
9,100	Calgon Carbon Corp.*	104,923
14,749	Carpenter Technology Corp.	331,557
15,059	Cytec Industries, Inc.	323,467
3,701	Greif, Inc. - Class A	178,832
6,998	Mosaic Co.	382,791
7,323	Royal Gold, Inc.	341,032
9,213	RTI International Metals, Inc.*	131,838
62,425	Sealed Air Corp.	1,249,124
7,675	Valspar Corp.	175,374
51,343	Worthington Industries, Inc.	718,289
		3,937,227
	TELECOMMUNICATION SERVICES
108,719	Telefonos de Mexico SAB de CV - ADR	1,805,822
18,288	United States Cellular Corp.*	759,501
		2,565,323
	UTILITIES
10,322	Alliant Energy Corp.	244,941
10,666	Ameren Corp.	248,091
16,973	Avista Corp.	268,852
12,513	Black Hills Corp.	267,778
8,174	Empire District Electric Co.	128,087
28,325	Exelon Corp.	1,359,883

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of May 31, 2009
(Unaudited)

Number of Shares	Value

	UTILITIES (continued)
16,818	Great Plains Energy, Inc.	$253,447
9,302	Integrys Energy Group, Inc.	251,991
19,169	Mirant Corp.*	299,228
7,602	Nicor, Inc.	239,083
5,790	Northwest Natural Gas Co.	245,728
30,495	PNM Resources, Inc.	282,079
13,848	Portland General Electric Co.	249,126
7,667	WGL Holdings, Inc.	227,863
		4,566,177

	TOTAL COMMON STOCKS (Proceeds $112,577,433)	122,519,047

	TOTAL SECURITIES SOLD SHORT (Proceeds $112,577,433)	$122,519,047

ADR - American Depository Receipt
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trusts

* Non-income producing security
+ Long security positions with a value of $63,068,076 and a cash value of $139,193,116 have been segregated in connection with securities sold short.
‡The rate is the annualized seven-day yield at period end.
See Notes to Financial Statements.

Zacks Funds
STATEMENTS OF ASSETS AND LIABILITIES
As of May 31, 2009 (Unaudited)

	Zacks Multi-Cap	Zacks Market
	Opportunities Fund	Neutral Fund
Assets
Investments in securities, at value (cost $29,972,429 and $139,729,022)	$29,913,861	$149,260,579
Cash	1,234	340,103
Cash deposited with broker for securities sold short	-	139,193,116
Receivables:
Securities sold	179,359	6,947,860
Fund shares sold	47,263	430,949
Dividends and interest	68,338	284,048
Prepaid expenses	37,997	136,987
Total assets	30,248,052	296,593,642

Liabilities
Securities sold short, at value (proceeds $112,577,433)	-	122,519,047
Payable for securities purchased	235,493	5,162,844
Payable for dividends on securities sold short	-	184,151
Payable for Fund shares redeemed	48,749	428,791
Accrued advisory fees	13,573	161,307
Accrued distribution and service plan fees	9,367	45,084
Accrued expenses and other liabilities	15,079	38,408
Total liabilities	322,261	128,539,632

Net Assets	$29,925,791	$168,054,010

Composition of Net Assets
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$39,653,850	$181,307,339
Undistributed net investment income (loss)	54,737	(1,628,523)
Accumulated net realized loss on investments	(9,724,228)	(11,214,749)
Net unrealized depreciation on investments	(58,568)	(410,057)
Net Assets	$29,925,791	$168,054,010

Maximum Offering Price per Share	0
Class A Shares:
Net assets applicable to shares outstanding	$25,712,324	$155,377,544
Shares of beneficial interest issued and outstanding	2,305,828	11,398,694
Redemption price	11.15	13.63
Maximum sales charge (5.75%* of offering price)	0.68	0.83
Maximum offering price to public	$11.83	$14.46

Class C Shares:
Net assets applicable to shares outstanding	$4,213,467	$12,676,466
Shares of beneficial interest issued and outstanding	388,459	935,710
Offering and redemption price	$10.85	$13.55

*  On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements

Zacks Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended May 31, 2009 (Unaudited)

	Zacks Multi-Cap	Zacks Market
	Opportunities Fund	Neutral Fund
Investment Income
Dividends (net of foreign withholding	$257,497	$900,590
taxes of $917 and $2,182, respectively)
Interest	1,307	35,645
Total income	$258,804	$936,235

Expenses
Advisory fee	104,467	936,837
Distribution (12b-1) and service fees
Class A	24,837	197,642
Class C	16,726	61,102
Custody	9,514	12,509
Audit fees	3,928	11,781
Legal expenses	6,590	8,016
Transfer agent fees and expenses	16,053	38,562
Administration fee	19,447	83,009
Fund accounting fees and expenses	19,536	33,849
Registration fees	29,696	18,741
Offering costs	-	14,872
CCO fees	2,543	2,055
Printing	5,006	4,506
Trustees fees and expenses	2,867	3,378
Insurance	2,222	2,718
Miscellaneous	1,543	4,188

Total expenses	264,975	1,433,765
Advisory fee (waived)/recouped	(60,908)	17,000
Dividend and interest expense on securities sold short	-	1,113,993
Net expenses	204,067	2,564,758
Net investment income (loss)	54,737	(1,628,523)

Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments
Long positions	$(4,890,591)	$(3,757,251)
Sold short	-	(7,756,343)
	(4,890,591)	(11,513,594)
Net unrealized appreciation (depreciation)
Long positions	4,120,165	14,305,455
Sold short	-	(14,462,179)
	4,120,165	(156,724)

Net realized and unrealized loss on investments	(770,426)	(11,670,318)

Net Decrease in Net Assets from Operations	$(715,689)	$(13,298,841)

See Notes to Financial Statements

Zacks Funds
Zacks Multi-Cap Opportunities Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended
	May 31, 2009	For the Year Ended
	(Unaudited)	November 30, 2008
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net investment income (loss)	$54,737	$(25,788)
Net realized loss on investments	(4,890,591)	(4,832,459)
Net change in unrealized appreciation (depreciation) on investments	4,120,165	(4,370,976)
Net decrease in net assets resulting from operations	(715,689)	(9,229,223)

Distributions to Shareholders
From net realized gain on investment
Class A	-	(62,161)
Class C	-	(16,305)
Total distributions to shareholders	-	(78,466)

Capital Transactions
Net proceeds from shares sold	27,603,583	38,052,969
Reinvestment of distributions	-	38,657
Cost of shares repurchased*	(17,941,229)	(9,234,087)
Net change in net assets from capital transactions	9,662,354	28,857,539

Total increase in net assets	8,946,665	19,549,850

Net Assets
Beginning of period	20,979,126	1,429,276
End of period	$29,925,791	$20,979,126

Accumulated net investment income	$54,737	$-

*  Net of redemption fee proceeds of $3,246 and $1,595, respectively.

See Notes to Financial Statements.

Zacks Funds
Zacks Market Neutral Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the Period
	Six Months Ended	July 24, 2008*
	May 31, 2009	through
	(Unaudited)	November 30, 2008
Operations
Net investment loss	$(1,628,523)	$(257,721)
Net realized gain (loss) on investments	(11,513,594)	501,902
Net change in unrealized depreciation on investments	(156,724)	(253,333)
Net decrease in net assets resulting from operations	(13,298,841)	(9,152)

Capital Transactions
Net proceeds from shares sold	103,459,105	154,740,253
Cost of shares repurchased†	(68,409,318)	(8,428,037)
Net change in net assets from capital transactions	35,049,787	146,312,216

Total increase in net assets	21,750,946	146,303,064

Net Assets
Beginning of period	146,303,064	-
End of period	$168,054,010	$146,303,064

Accumulated net investment loss	$(1,628,523)	$-

*  Commencement of investment operations.
† Net of redemption fee proceeds of $10,372 and $11,526, respectively

See Notes to Financial Statements

Zacks Funds
Zacks Multi-Cap Opportunities Fund
Class A FINANCIAL HIGHLIGHTS

	For the				For the Period
Per Share Operating Performance	Six Months Ended				December 5, 2005**
for a Share Outstanding Throughout the Period	May 31, 2009		For the Year Ended	For the Year Ended	through
	(Unaudited)		November 30, 2008	November 30, 2007+	November 30, 2006+
Net Asset Value, Beginning of Period	$11.22		$18.94	$16.56	$15.00
Income from Investment Operations
Net investment income (loss)	0.02		(0.01)	(0.06)	(0.04	)(a)
Net realized and unrealized gain (loss) on investments	(0.09)		(6.42)	2.44	1.60
Total from investment operations	(0.07)		(6.43)	2.38	1.56

Less Distributions
From net realized gain	-		(1.29)	-	-

Net Asset Value, End of Period	$11.15		$11.22	$18.94	$16.56

Total return (b)	(0.62	%)***	(36.40%)	14.37%	10.40	%***

Ratios and Supplemental Data
Net assets, end of period (thousands)	$25,712		$18,280	$1,131	$917
Ratio of expenses to average net assets*	1.65	%(c)	1.65%	1.65%	1.65	%(c)
Ratio of net investment income (loss) to average net assets*	0.57	%(c)	(0.09%)	(0.37%)	(0.29	%)(c)
Portfolio turnover rate	67	%***	116%	69%	93	%***

*			If certain expenses had not been waived or reimbursed by the Advisor, total return would have been lower and the ratios would have been as follows:

Ratio of expenses to average net assets	2.17	%(c)	2.14%	16.27%	41.38	%(c)
Ratio of net investment income (loss) to average net assets	0.05	%(c)	(0.58%)	(14.99%)	(40.02	%)(c)

**	Commencement of investment operations
***	Not annualized
+	Zacks Investment Management, Inc. ("Zacks") serves as the Fund's Advisor effective December 1, 2007.
Claymore Advisors, LLC served as the Advisor and Zacks served as the Sub-Advisor from December 5, 2005 to November 30, 2007.
(a)	Based on average shares outstanding during the period.
(b)
Does not include payment of maximum sales charge of 5.75% or contingent deferred sales charge (CDSC).  If the sales charges were included, total returns would be lower.  These returns include Rule 12b-1 fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

(c)	Annualized.

See Notes to Financial Statements

Zacks Funds
Zacks Multi-Cap Opportunities Fund
Class C FINANCIAL HIGHLIGHTS

	For the				For the Period
Per Share Operating Performance	Six Months Ended				December 5, 2005**
for a Share Outstanding Throughout the Period	May 31, 2009		For the Year Ended	For the Year Ended	through
	(Unaudited)		November 30, 2008	November 30, 2007+	November 30, 2006+
Net Asset Value, Beginning of Period	$10.95		$18.64	$16.43	$15.00
Income from Investment Operations
Net investment income (loss)	(0.01)		(0.05)	(0.26)	(0.15	)(a)
Net realized and unrealized gain (loss) on investments	(0.09)		(6.35)	2.47	1.58
Total from investment operations	(0.10)		(6.40)	2.21	1.43

Less Distributions
From net realized gain	-		(1.29)	-	-

Net Asset Value, End of Period	$10.85		$10.95	$18.64	$16.43

Total return (b)	(0.91	%)***	(36.86%)	13.45%	9.53	%***

Ratios and Supplemental Data
Net assets, end of period (thousands)	$4,213		$2,699	$299	$418
Ratio of expenses to average net assets*	2.40	%(c)	2.40%	2.40%	2.40	%(c)
Ratio of net investment income to average net assets*	(0.13	%)(c)	(0.84%)	(1.16%)	(1.04	%)(c)
Portfolio turnover rate	67	%***	116%	69%	93	%***

*	If certain expenses had not been waived or reimbursed by the Advisor, total return would have been lower and the ratios would have been as follows:

Ratio of expenses to average net assets	2.92	%(c)	2.89%	16.39%	42.13	%(c)
Ratio of net investment loss to average net assets	(0.66	%)(c)	(1.33%)	(15.14%)	(40.77	%)(c)

**	Commencement of investment operations.

***	Not annualized
+	Zacks Investment Management, Inc. ("Zacks") serves as the Fund's Advisor effective December 1, 2007.
Claymore Advisors, LLC served as the Advisor and Zacks served as the Sub-Advisor from December 5, 2005 to November 30, 2007.
(a)	Based on average shares outstanding during the period.
(b)
Does not assume payment of maximum CDSC of 1% charged on certain redemptions made within one year of purchase and 0.50% if redeemed during months 13-18 (applicable to shares purchased after March 31, 2006). If the sales charge was included total returns would be lower.  These returns include Rule 12b-1 fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

(c)	Annualized.

See Notes to Financial Statements

Zacks Funds
Zacks Market Neutral Fund
Class A FINANCIAL HIGHLIGHTS

	For the		For the Period
Per Share Operating Performance	Six Months Ended		July 24, 2008**
for a Share Outstanding Throughout the Period	May 31, 2009		through
	(Unaudited)		November 30, 2008
Net Asset Value, Beginning of Period	$14.66		$15.00
Income from Investment Operations
Net investment loss	(0.13)		(0.05	)(a)
Net realized and unrealized loss on investments	(0.90)		(0.29)
Total from investment operations	(1.03)		(0.34)
Net Asset Value, End of Period	$13.63		$14.66

Total return (b)	(7.03	%)***	(2.27	%)***

Ratios and Supplemental Data
Net assets, end of period (thousands)	$155,378		$137,450
Ratio of expenses to average net assets*	2.96	%(c)(d)	2.20	%(c)(d)
Ratio of net investment loss to average net assets*	(1.86	%)(c)	(1.02	%)(c)
Portfolio turnover rate	95	%***	25	%***

*	If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

Ratio of expenses to average net assets	2.94	%(c)	2.27	%(c)
Ratio of net investment loss to average net assets	(1.84	%)(c)	(1.90	%)(c)

**	Commencement of investment operations
***	Not annualized
(a)	Based on average shares outstanding during the period.
(b)
Does not include payment of maximum sales charge of 5.75% or contingent deferred sales charge (CDSC).  If the sales charges were included, total returns would be lower.  These returns include Rule 12b-1 fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

(c)	Annualized.
(d)	Includes dividend expense for securities sold short. If dividend expense was excluded, the net expense ratio would be 1.65%.

See Notes to Financial Statements

Zacks Funds
Zacks Market Neutral Fund
Class C FINANCIAL HIGHLIGHTS

	For the		For the Period
Per Share Operating Performance	Six Months Ended		July 24, 2008**
for a Share Outstanding Throughout the Period	May 31, 2009		through
	(Unaudited)		November 30, 2008
Net Asset Value, Beginning of Period	$14.63		$15.00
Income from Investment Operations
Net investment loss	(0.17)		(0.10	)(a)
Net realized and unrealized loss on investments	(0.91)		(0.27)
Total from investment operations	(1.08)		(0.37)
Net Asset Value, End of Period	$13.55		$14.63

Total return (b)	(7.38	%)***	(2.47	%)***

Ratios and Supplemental Data
Net assets, end of period (thousands)	$12,676		$8,853
Ratio of expenses to average net assets*	3.71	%(c)(d)	2.93	%(c)(d)
Ratio of net investment loss to average net assets*	(2.61	%)(c)	(1.76	%)(c)
Portfolio turnover rate	95	%***	25	%***

Ratio of expenses to average net assets	3.69	%(c)	3.00	%(c)
Ratio of net investment loss to average net assets	(2.59	%)(c)	(1.83	%)(c)

* If certain expenses had not been waived or reimbursed by the Advisor, total return would have been lower and the ratios would have been as follows:

Ratio of expenses to average net assets	3.69	%(c)	3.00	%(c)
Ratio of net investment loss to average net assets	(2.59	%)(c)	(1.83	%)(c)

**	Commencement of investment operations.
***	Not annualized
(a)	Based on average shares outstanding during the period.
(b)
Does not assume payment of maximum CDSC of 1% charged on certain redemptions made within one year of purchase and 0.50% if redeemed during months 13-18. If the sales charge was included total returns would be lower.  These returns include Rule 12b-1 fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

(c)	Annualized.
(d)	Includes dividend expense for securities sold short. If dividend expense was excluded, the net expense ratio would be 2.40%.

See Notes to Financial Statements

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
May 31, 2009 (Unaudited)

Note 1 – Organization:
Zacks Multi-Cap Opportunities Fund and Zacks Market Neutral Fund  (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks Multi-Cap Opportunities Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk.  The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C.

Note 2 – Accounting Policies:
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles  generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Short Sales – The Zacks Market Neutral Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a fee to the security broker.  The fee is included in “Dividend and interest expense on securities sold short” on the Statement of Operations.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
May 31, 2009 (Unaudited) – continued

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Offering costs incurred with the start up of the Funds are being amortized on a straight line basis over a period of twelve months from commencement of operations.  The Market Neutral Fund incurred offering costs of approximately $57,000 (includes approximately $33,000 for initial state registration fees), and are being amortized over a one year period.

(c) Federal Income Taxes
No provision for federal income taxes have been made since the Funds have elected to be taxed as regulated investment companies and intend to distribute their net investment income and net realized gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in recognition of income, expense and gain for financial statement and tax purposes.

(d) Distributions to Shareholders
The Funds declare and pay dividends at least annually from net investment income and from net realized gains, if any.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(e) Recently Issued Accounting Standards
Effective December 1, 2007, the Funds adopted Financial Accounting Standards Board (FASB) interpretation No. 48, Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The adoption of FIN 48 had no impact on the Funds’ net assets or results of operations.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2006-2008) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Funds’ financial statements.

On December 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities” (SFAS 161”).  SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows.  Adoption of SFAS 161 had no impact on the Funds’ net assets or results of operations.  The Funds did not hold any derivative instruments during the six months ended May 31, 2009.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
May 31, 2009 (Unaudited) – continued

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”).  FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009.  FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 (See Note 9), when the volume and level of activity for the asset or liability have significantly decreased.  FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period.  Management is currently evaluating the impact the implementation of FSP 157-4 will have on financial statement disclosures, if any.

Note 3 - Investment Advisory Agreement and Other Agreements:
The Trust, on behalf of the Funds,  entered into an Investment Advisory Agreement (the “Agreement”) with Zacks Investment Management, Inc. (the “Advisor”).  Under the terms of the Agreement, the Zacks Multi-Cap Opportunities Fund and Zacks Market Neutral Fund pay a monthly investment advisory fee to the Advisor at the annual rate of 0.90% and 1.10% respectively, of each Funds’ average daily net assets.  The Advisor has contractually agreed to waive their fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to 1.65% and 2.40% of each Funds’ average daily net assets for Class A Shares and Class C Shares, respectively through March 31, 2012.

For the six months ended May 31, 2009, the Advisor waived $60,908 of its advisory fees for the Zacks Multi-Cap Opportunities Fund.  For the six months ended May 31, 2009, the Advisor recouped $17,000 of its advisory fees previously waived for the Zacks Market Neutral Fund.  For a period of five years subsequent to the Funds’ commencement of operations, the Advisor may recover from each Fund fees and expenses previously waived or reimbursed during the prior three years, if the Funds’ expense ratio, including the recovered expenses, falls below the expense limit in effect at the time of such waiver or reimbursement.  At May 31, 2009, the amounts of these potentially recoverable expenses were $134,821 and $0 for the Zacks Multi-Cap Opportunities Fund and Zacks Market Neutral Fund, respectively.  As of May 31, 2009, the Advisor may recapture a portion of the following amounts no later than the dates stated below:

	Multi-Cap Opportunities Fund	Market Neutral Fund
November 30, 2011	$73,881	$--
November 30, 2012	60,940	--

Grand Distribution Services, LLC (“GDS”) serves as the Funds’ Distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Funds’ fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Funds’ other co-administrator. UMBFS also serves as the Funds’ transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Funds’ custodian.

The amount of net selling commissions from the Funds’ Class A Shares and deferred sales charges from the Funds’ Class C  Shares retained by the Distributor or Advisor for the six months ended May 31, 2009 were as follows:

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
May 31, 2009 (Unaudited) – continued

	Class A Net Selling Commissions	Class C Deferred Sales Charges
Multi-Cap Opportunities Fund	$ 3,924	$ 3,178
Market Neutral Fund	27,217	19,662

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the six months ended May 31, 2009, the Funds’ allocated fees paid to non-interested Trustees are reported on the Statements of Operations.

Cipperman & Co provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees paid for CCO services for the six months ended May 31, 2009 are reported on the Statements of Operations.

Note 4 - Federal Income Taxes:
As of November 30, 2008, the Multi-Cap Opportunities Fund had a capital loss carry forward of $2,860,430,  which expires on November 30, 2016.

Capital losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.  As of November 30, 2008, the Multi-Cap Opportunities Fund had $859,490 of post-October capital losses which are deferred until December 1, 2008 for tax purposes.

At May 31, 2009, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation of investments and securities sold short for federal income tax purposes were as follows:

	Multi-Cap Opportunities Fund	Market Neutral Fund
Cost of investments	$32,890,792	$140,240,885
Proceeds from securities sold short	$-	$(111,571,579)
Gross unrealized appreciation	$1,458,118	$17,152,267
Gross unrealized depreciation	(4,435,049)	(19,080,041)
Net unrealized depreciation on investments and securities sold short	$(2,976,931)	$(1,927,774)

The differences between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of November 30, 2008, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Multi-Cap Opportunities Fund	Market Neutral Fund
Undistributed ordinary income	$-	$555,924
Undistributed long-term capital gains	-	-
Tax accumulated earnings	-	555,924
Accumulated capital and other losses	(3,719,920)	-
Unrealized depreciation on investments	(5,292,450)	(510,412)
Total accumulated earnings (deficit)	$(9,012,370)	$45,512

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
May 31, 2009 (Unaudited) – continued

The tax character of distributions paid during the fiscal year ended November 30, 2008 and fiscal year ended November 30, 2007 were as follows:

	Multi-Cap Opportunities Fund		Market Neutral Fund

	11/30/08	11/30/07	11/30/08
Distribution paid from:
Ordinary income	$32,150	$-	$-
Long-term capital gains	46,316	-	-
Total Distributions	$78,466	$-	$-

Note 5 - Capital Transactions:
Capital transactions for Zacks Multi-Cap Opportunities Fund were as follows:

	For the six months ended		For the year ended
	May 31, 2009 (Unaudited)		November 30, 2008
	Shares	Value	Shares	Value
Subscriptions:
Class A	2,301,700	$25,478,849	2,249,487	$34,191,567
Class C	204,008	2,124,734	260,356	3,861,402
Total Sales	2,505,708	$27,603,583	2,509,843	$38,052,969

Shares issued on reinvestment of distributions:
Class A	-	$-	1,279	$22,352
Class C	-	-	949	16,305
Total Repurchases	-	$-	2,228	$38,657

Repurchases:
Class A	(1,625,730)	$(17,343,109)	(680,607)	$(8,808,463)
Class C	(61,987)	(598,121)	(30,887)	(425,624)
Total Repurchases	(1,687,717)	$(17,941,230)	(711,494)	$(9,234,087)

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
May 31, 2009 (Unaudited) – continued

Capital transactions for Zacks Market Neutral Fund were as follows:

	For the six months ended		For the period July 24, 2008*
	May 31, 2009 (Unaudited)		To November 30, 2008
	Shares	Value	Shares	Value
Subscriptions:
Class A	6,701,677	$96,352,353	9,943,641	$145,813,572
Class C	494,608	7,106,752	608,939	8,926,681
Total Sales	7,196,285	$103,459,105	10,552,580	$154,740,253

Repurchases:
Class A	(4,675,910)	$(66,119,407)	(570,714)	$(8,373,412)
Class C	(164,063)	(2,289,911)	(3,774)	(54,625)
Total Repurchases	(4,839,973)	$(68,409,318)	(574,488)	$(8,428,037)

* Commencement of investment operations.

Effective May 1, 2008, the Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed or exchanged within 30 days of purchase or exchange into the Funds.  The redemption fee is paid directly to the Funds and is designed to encourage long-term investment and to offset transaction and other costs associated with short-term or excessive trading.  For the six months ended May 31, 2009, the Zacks Multi-Cap Opportunities Fund and Zacks Market Neutral Fund received $3,246 and $10,372 in redemption fees, respectively.

Note 6 - Investment Transactions:
For the six months ended May 31, 2009, purchases and sales of investments, excluding short sales transactions and short-term investments, were as follows:

Fund	Purchases	Sales
Zacks Multi-Cap Opportunities Fund	$25,843,985	$14,593,222
Zacks Market Neutral Fund	151,020,107	89,953,761

Note 7 - Distribution and Service Plan:
The Funds have adopted a distribution and service plan (the “Plan”) with respect to its Class A Shares and Class C Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds pay distribution fees in connection with the sale and distribution of its shares and pays service fees in connection with the provision of services to shareholders of each class and the maintenance of shareholder accounts. Annual fees under the Plan, of up to .25% of Class A average daily net assets and up to 1.00% of Class C average daily net assets, are accrued daily. The 12b-1 plan is used to induce or compensate financial intermediaries to provide distribution and/or services to the Funds and their shareholders.

For the six months ended May 31, 2009, distribution and service fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications:
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
May 31, 2009 (Unaudited) – continued

Note 9 – Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”):
In September 2006, the FASB issued FAS 157 effective for fiscal years beginning after November 15, 2007.  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized into three broad levels:

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services.)

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2009, in valuing the Funds' assets carried at fair value:

Multi-Cap Opportunities Fund
Valuation Inputs	Investment in Securities
Level 1 - Quoted Prices	$ 29,913,861
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$ 29,913,861

Market Neutral Fund
Valuation Inputs	Investment in Securities	Securities Sold Short
Level 1 - Quoted Prices	$ 149,260,579	($122,519,047)
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$ 149,260,579	($122,519,047)

Zacks Funds
FUND EXPENSES May 31, 2009 (Unaudited)

Expense Example
As a shareholder of the Zacks Multi-Cap Opportunities Fund or the Zacks Market Neutral Fund (each a “Fund” and collectively the ‘‘Funds’’), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A Shares and contingent deferred sales charges on redemption of Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 12/01/08 to 05/31/09.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*	Expense Ratio During Period*
		12/01/08	05/31/09	12/01/08 – 05/31/09	12/01/08 – 05/31/09
Zacks Multi-Cap Opportunities Fund
Class A
	Actual Performance	$1,000.00	$993.80	$8.20	1.65%
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.70	$8.30	1.65%
Class C
	Actual Performance	$1,000.00	$990.90	$11.91	2.40%
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.96	$12.04	2.40%

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365 (to reflect the one-half year period).  The expense ratios reflect an expense waiver.  If the fee waiver had not been in effect, the Fund’s actual expenses would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*	Expense Ratio During Period*
		12/01/08	05/31/09	12/01/08 – 05/31/09	12/01/08 – 05/31/09
Zacks Market Neutral Fund
Class A
	Actual Performance	$1,000.00	$929.70	$14.24	2.96%†
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,010.17	$14.83	2.96%†
Class C
	Actual Performance	$1,000.00	$926.20	$17.82	3.71%†
	Hypothetical (5% annual return before expenses)	$1,000.00	$1,006.43	$18.56	3.71%†

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365 (to reflect the one-half year period).

† The expense ratios include dividend and interest expense on securities sold short of 1.31% for each class.

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Zacks Multi-Cap Opportunities Fund
Zacks Market Neutral Fund

Each a series of the Investment Managers Series Trust

Advisor
Zacks Investment Management, Inc.
100 N. Riverside Plaza, Suite 2200
Chicago, Illinois 60606

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 10th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

FUND INFORMATION

	TICKER	CUSIP
Zacks Multi-Cap Opportunities Fund Class A	CZOAX	461418 204
Zacks Multi-Cap Opportunities Fund Class C	CZOCX	461418 105
Zacks Market Neutral Fund Class A	ZMNAX	461418 709
Zacks Market Neutral Fund Class C	ZMNCX	461418 808

Privacy Principles of the Zacks Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Zacks Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 453-4003 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 453-4003 or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  http://www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 or by calling the Funds at (888) 453-4003.

Householding Mailing
To reduce expenses, the Trust may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 453-4003 (or contact your financial institution).  The Funds will begin sending you individual copies thirty days after receiving your request.

Zacks Funds
P.O. Box 2175
Milwaukee, Wisconsin 53202
Toll Free: 1-888-453-4003

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 8, 2008.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Investment Managers Series Trust

By (Signature and Title)     /s/ John P. Zader
John P. Zader, President

Date   August 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ John P. Zader
John P. Zader, President

Date August 7, 2009

By (Signature and Title)      /s/ Rita Dam
Rita Dam, Treasurer

Date August 7, 2009